Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Summary of Related Party Transactions
Net sales to related parties for the years ended December 31, 2021, 2020, and 2019 are as follows:

(in thousands)	2021	2020	2019
Net sales	$9,089	$6,025	$20,002
As of December 31, 2021 and 2020 balances with related parties are as follows:

(in thousands)	2021	2020
Accounts receivable	$3,868	$3,961
Prepaid expenses and other current assets	$16,956	$25,429
Other long-term assets	$61	$10,843
Accounts payable	$4,149	$4,050
Accrued and other current liabilities	$1,558	$1,380